Filed with the U.S. Securities and Exchange Commission on December 17, 2021
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 789	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 791	☒
(Check appropriate box or boxes.)

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Registrant’s Principal Executive Offices)

(Registrant’s Telephone Number, Including Area Code) (414) 765-4255

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street. Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on January 26, 2022 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 787 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 13, 2021 and pursuant to Rule 485(a)(2) would have become effective on December 27, 2021.

This Post-Effective Amendment No. 789 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 26, 2022 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 789 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 17th day of December, 2021.
TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

    Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on December 17, 2021.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 756 to its Registration Statement on Form N-1A with the SEC on February 12, 2021, and is incorporated by reference.